Consolidated Balance Sheet Consolidated Balance Sheet - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Assets, Current [Abstract]
Cash and cash equivalents	$ 62,395	$ 101,734
Due from related parties	7,318	4,240
Prepaid expenses and other current assets	7,656	9,506
Total current assets	77,369	115,480
Assets, Noncurrent [Abstract]
Vessels, net	1,340,307	1,234,081
Construction in Progress, Gross	0	180,000
Debt Issuance Costs, Noncurrent, Net	3,320	3,307
Other assets	474	3,050
Due from related parties	12,719	11,239
Total non-current assets	1,356,820	1,431,677
Total assets	1,434,189	1,547,157
Liabilities, Current [Abstract]
Bank loans	24,577	13,480
Accounts payable and accrued expenses	10,435	10,033
Due to related parties	226	1,037
Total current liabilities	35,238	24,550
Liabilities, Noncurrent [Abstract]
Bank loans, net	417,901	493,793
Senior Notes	72,593	72,199
Total non-current liabilities	490,494	565,992
Total liabilities	525,732	590,542
Commitment and contingencies (Note 7)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preferred stock, $0.01 par value; 50,000,000 shares authorized; no shares issued or outstanding	0	0
Common stock, $0.01 par value per share; authorized 112,500,000 shares; issued and outstanding 75,459,344 and 75,298,676 shares as of September 30, 2017 and December 31, 2016, respectively	753	753
Paid-in capital	1,724,858	1,714,358
Accumulated deficit	(817,154)	(758,496)
Total shareholders’ equity	908,457	956,615
Total liabilities and shareholders’ equity	$ 1,434,189	$ 1,547,157